Disclosures About Fair Value of Financial Instruments - Assets Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	$ 329,373	$ 317,278
Obligations of States and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	13,373	13,452
Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	329,373	317,278
Other assets	11,390	6,315
Total assets at fair value	340,763	323,593
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value
Other assets
Total assets at fair value
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	329,373	317,278
Other assets
Total assets at fair value	329,373	317,278
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value
Other assets	11,390	6,315
Total assets at fair value	11,390	6,315
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises and Agency-Backed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	140,818	122,698
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises and Agency-Backed [Member] | Quoted Prices in Active Market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises and Agency-Backed [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	140,818	122,698
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises and Agency-Backed [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value
Fair Value Measurements Recurring [Member] | Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	175,182	181,128
Fair Value Measurements Recurring [Member] | Mortgage Backed Securities [Member] | Quoted Prices in Active Market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value
Fair Value Measurements Recurring [Member] | Mortgage Backed Securities [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	175,182	181,128
Fair Value Measurements Recurring [Member] | Mortgage Backed Securities [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value
Fair Value Measurements Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	13,373	13,452
Fair Value Measurements Recurring [Member] | Obligations of States and Political Subdivisions [Member] | Quoted Prices in Active Market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value
Fair Value Measurements Recurring [Member] | Obligations of States and Political Subdivisions [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value	13,373	13,452
Fair Value Measurements Recurring [Member] | Obligations of States and Political Subdivisions [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities available-for-sale, Carrying Value